UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $610,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      PERP PFD CONV SE 01449J204    12843    53281 SH       SOLE                    53281
AUGUSTA RES CORP               COM NEW          050912203    13392  4905543 SH       SOLE                  4905543
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4830   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      320   500000 SH       SOLE                   500000
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     9285  1351537 SH       SOLE                  1351537
DANA HLDG CORP                 COM              235825205    20815  1342921 SH       SOLE                  1342921
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     4860  6000000 SH       SOLE                  6000000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302     3083   819852 SH       SOLE                   819852
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8627   887500 SH       SOLE                   887500
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110      729  1487500 SH       SOLE                  1487500
HEADWATERS INC                 COM              42210P102     8607  2059038 SH       SOLE                  2059038
HICKS ACQUISITION CO II INC    COM              429090103    12766  1300000 SH       SOLE                  1300000
HICKS ACQUISITION CO II INC    *W EXP 07/14/201 429090111      806  1300000 SH       SOLE                  1300000
ISHARES SILVER TRUST           ISHARES          46428Q109    13493   430000 SH  CALL SOLE                   430000
ISHARES TR                     NASDQ BIO INDX   464287556    81155   980000 SH  PUT  SOLE                   980000
LEAR CORP                      COM NEW          521865204     7408   159346 SH       SOLE                   159346
LORILLARD INC                  COM              544147101    14243   110000 SH  PUT  SOLE                   110000
LUMOS NETWORKS CORP            COM              550283105     6427   597286 SH       SOLE                   597286
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    42168  1278206 SH       SOLE                  1278206
MGIC INVT CORP WIS             COM              552848103     4094   825383 SH       SOLE                   825383
NTELOS HLDGS CORP              COM NEW          67020Q305     4606   222521 SH       SOLE                   222521
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    17145  1066249 SH       SOLE                  1066249
PROSHARES TR                   ULTSHT CHINA 25  74347X567     2635   101000 SH       SOLE                   101000
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      148   141000 SH       SOLE                   141000
SPDR GOLD TRUST                GOLD SHS         78463V107    37288   230000 SH  CALL SOLE                   230000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   243516  2323400 SH  PUT  SOLE                  2323400
TMS INTL CORP                  CL A             87261Q103     6295   520208 SH       SOLE                   520208
UNITED STATES OIL FUND LP      UNITS            91232N108    23538   600000 SH  CALL SOLE                   600000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103     5084   875000 SH       SOLE                   875000
UNIVERSAL BUSINESS PMT SOL A   *W EXP 05/09/201 913384111      219   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      383    20185 SH       SOLE                    20185